Leases	12 Months Ended
Dec. 31, 2012
Leases
Leases

7. Leases

The Company leases aircraft, engines and other assets under long-term lease arrangements. Other leased assets include real property, airport and terminal facilities, and general offices. Certain leases include escalation clauses and renewal options. When lease renewals are considered to be reasonably assured, the rental payments that will be due during the renewal periods are included in the determination of rent expense over the life of the lease.

Aircraft

On June 27, 2011, Hawaiian terminated lease agreements and concurrently entered into a purchase agreement with the lessor covering fifteen Boeing 717-200 aircraft, each such aircraft including two Rolls-Royce BR700-715 engines. These aircraft were previously operated by Hawaiian under four capital and eleven operating lease agreements. The purchase price for the fifteen Boeing 717-200 aircraft was $230 million, comprised of financing of $192.8 million through secured loan agreements with Boeing Capital, cash payment of $25.0 million, and the non-cash application of maintenance and security deposits held by the previous lessor and current debt financier of $12.2 million. This purchase price was reduced by certain previously recorded lease valuation adjustments related to these aircraft. The Company recognized the excess of the purchase price paid over the fair value of the aircraft under operating leases as a cost of terminating the leases under ASC 840—Leases (formerly FASB Interpretation No. 26, Accounting for Purchase of a Leased Asset by the Lessee during the Term of the Lease) and elected to apply the same accounting policy to the aircraft under capital leases. As a result, the Company reduced the value of the fifteen Boeing 717-200 to their fair value of $135 million on its Consolidated Balance Sheets and recorded lease termination charges of $70.0 million on the Consolidated Statements of Operations. The Company determined the valuation of the aircraft based on a third-party appraisal that considered multiple inputs, including market transactions for similar aircraft and information specific to the condition of each aircraft. As a result, this fair value measurement was considered a Level 3 measurement as described in Note 3 to the consolidated financial statements. See additional information on the loan agreements at Note 6 to the consolidated financial statements.

As of December 31, 2012, the Company had lease contracts for 17 of its 45 aircraft. Of the 17 lease contracts, three aircraft lease contracts were accounted for as capital leases, with the remaining 14 lease contracts accounted for as operating leases in accordance with ASC 840, Accounting for Leases. These aircraft leases have remaining lease terms ranging from approximately one to thirteen years. Under these lease agreements, the Company is required to pay monthly specified amounts of rent plus maintenance reserves based on utilization of the aircraft. Maintenance reserves are amounts paid by the Company to the aircraft lessor as a deposit for certain future scheduled airframe, engine and landing gear overhaul costs. Maintenance reserves are reimbursable once the Company successfully completes such qualified scheduled airframe, engine and/or landing gear overhauls.

As of December 31, 2012, the scheduled future minimum rental payments under capital leases and operating leases with noncancelable basic terms of more than one year are as follows:

	Capital Leases		Operating Leases
	Aircraft*	Other	Aircraft	Other
	(in thousands)
2013	$13,720	$102	$84,983	$4,784
2014	13,803	102	80,051	5,239
2015	13,803	102	79,445	5,204
2016	13,803	102	62,735	5,124
2017	13,803	24	62,213	4,669
Thereafter	73,347	—	194,545	23,304

	142,279	432	$563,972	$48,324

Less amounts representing interest	35,972	67

Present value of minimum capital lease payments	$106,307	$365

(*)
At December 31, 2012, the Company had three aircraft under capital leases (two Boeing 717-200 aircraft and one A330-200 aircraft) that were included in property and equipment on the Consolidated Balance Sheets

Accumulated amortization for our aircraft and other capital leases was $8.3 million and $1.4 million for the years ended December 31, 2012 and 2011, respectively.

Rent expense was $151.0 million, $156.7 million and $146.3 million during the years ended December 31, 2012, 2011 and 2010, respectively.